Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information [Text Block]

Note 13.	Supplemental Cash Flow Information

(In millions)	2016	2015	2014

Cash Paid For:
Interest	$457.9	$437.6	$435.9

Income Taxes	$663.2	$476.6	$585.7

Non-cash Activities
Fair value of assets of acquired businesses	$7,032.4	$737.4	$19,623.9
Cash paid for acquired businesses	(5,634.9)	(700.6)	(13,534.6)

Liabilities assumed of acquired businesses	$1,397.5	$36.8	$6,089.3

Declared but unpaid dividends	$60.1	$61.3	$61.9

Issuance of stock upon vesting of restricted stock units	$126.9	$131.0	$110.0

Fair value of investments contributed to defined benefit plans	$15.9	$—	$—

Cash, cash equivalents and restricted cash is included in the consolidated balance sheet as follows:

	December 31,	December 31,
(In millions)	2016	2015

Cash and Cash Equivalents	$786.2	$452.1
Restricted Cash Included in Other Current Assets	18.0	12.0
Restricted Cash Included in Other Assets	6.6	2.2

Cash, Cash Equivalents and Restricted Cash	$810.8	$466.3